Business Acquisition, Pro Forma Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition Pro Forma Information [Line Items]
Revenue	$ 48,867	$ 24,472	$ 86,556	$ 52,144	$ 127,665	$ 86,186
Income (loss) before from operations	1,621	(2,030)	4,738	(225)	15,402	5,858
Net income attributable to noncontrolling interest	3,738	793	7,971	2,817	11,787	7,741
Net income (loss) attributable to Nobilis Health Corp.	$ (1,588)	$ (2,587)	$ (3,379)	$ (2,432)	3,615	(1,883)
Net loss per basic common share	$ (0.03)	$ (0.05)	$ (0.05)	$ (0.05)
Formation Of First Nobilis [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenue					84,029	31,128
Income (loss) before from operations					20,247	6,674
Net income attributable to noncontrolling interest					13,062	5,476
Net income (loss) attributable to Nobilis Health Corp.					7,185	1,198
Surgical Care [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenue					17,577	32,327
Income (loss) before from operations					(3,364)	(677)
Net income attributable to noncontrolling interest					(1,275)	2,265
Net income (loss) attributable to Nobilis Health Corp.					(2,089)	(2,942)
Athas [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenue					26,059	22,731
Income (loss) before from operations					(1,481)	(139)
Net income (loss) attributable to Nobilis Health Corp.					$ (1,481)	$ (139)